Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of components of income tax expense

	2025 £’000	2024 £’000	2023 £’000
Current tax credit
Current tax (charged)/credited to the income statement	(21)	241	407
Adjustment in respect of prior year	126	9	(1)
Current tax credit	105	250	406
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	105	250	406

Schedule of difference between actual tax charge and the standard rate of corporation tax

	2025 £’000	2024 £’000	2023 £’000
Loss before tax	(6,489)	(5,979)	(7,485)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 25% (2024: 25%; 2023: 25.52%)	(1,555)	(1,495)	(1,764)
Expenses not deductible for tax purposes	726	1,069	408
Income not taxable	(212)	(809)	(5)
Adjustment in respect of prior period	(126)	(9)	1
Effect of R&D relief	38	100	26
Deferred tax not recognised	1,024	894	928
Total tax credited to the income statement	(105)	(250)	(406)